Net income per ordinary share	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Net income per ordinary share

The calculation of the basic and diluted net income per ordinary share is based on the following data:

	2018	2017	2016
	Number of shares

Weighted average number of ordinary shares for the purposes of basic and diluted net income per share	2,061,909	2,061,909	2,061,909